Schedule of share capital shares (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)
Ordinary stock value
Ordinary shares authorized	1,500,000	$ 11,700,000		$ 11,700,000
Ordinary shares issued and fully paid	$ 8,597	$ 66,916		$ 58,500